Accrual Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance/ Medical Costs
Schedule Of Accrual Activity [Line Items]
Beginning Balance	$ 55	$ 102	$ 45
Liability assumed due to Merger			3
Accrual	170	21	155
Payments	(160)	(68)	(101)
Ending Balance	65	55	102
Permanently Grounded Aircraft
Schedule Of Accrual Activity [Line Items]
Beginning Balance	31	41	83
Accrual	(1)	5	(3)
Payments	(25)	(15)	(39)
Ending Balance	5	31	41
Unused Facilities
Schedule Of Accrual Activity [Line Items]
Beginning Balance	4	7
Liability assumed due to Merger			33
Accrual	(2)
Payments	(1)	(3)	(26)
Ending Balance	$ 1	$ 4	$ 7